UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05328
                                                     ---------

                            CIM High Yield Securities
       -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        400 W. Market Street, Suite 3300
                              Louisville, KY 40202
       -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  Cindy Cameron
                       INVESCO Institutional, (N.A.) Inc.
                        400 W. Market Street, Suite 3300
                              Louisville, KY 40202
       -----------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 502-561-3210
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2005
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


CIM HIGH YIELD SECURITIES
PORTFOLIO OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)


       PRINCIPAL                                                                                                         VALUE
         AMOUNT                                                                                                        (NOTE 1)
     --------------                                                                                                 --------------

  CORPORATE BONDS AND NOTES -- 124.3%
                    CHEMICALS AND PLASTICS -- 8.9%
          $162,000  Crystal US (BCP), Sr. Sub. Notes, 9.625%, 06/15/14**                                          $        185,490
           275,000  Equistar Chemical Funding, Sr. Notes, 10.625%, 05/01/11                                                310,062
           300,000  Hercules Inc., Sr. Sub. Notes, 6.750%, 10/15/29                                                        295,500
           213,000  Huntsman ICI Chemicals Ltd., Sr. Sub. Notes, 10.125%, 07/01/09                                         222,585
            75,000  Huntsman International LLC., Sr. Sub. Notes, 7.375%, 01/01/15**                                         75,000
           175,000  Innophos Inc., Sr. Sub. Notes, 8.875%, 08/15/14**                                                      184,625
           350,000  Lyondell Chemical Co., Sr. Sub. Notes, 10.875%, 05/01/09                                               364,875
           250,000  Nalco Company, Sr. Sub. Notes, 8.875%, 11/15/13                                                        268,750
           200,000  Rhodia SA, Sr. Sub. notes, 8.875%, 06/01/11                                                            195,500
           100,000  Rockwood Specialities GRP., Sr. Sub. Notes, 10.625%, 05/15/11                                          111,500
           200,000  Rockwood Specialties GRP., Sr. Sub. Notes, 7.500%, 11/15/14**                                          201,000
                                                                                                                --------------------
                                                                                                                         2,414,887
                                                                                                                --------------------

                    LODGING AND CASINOS -- 8.7%
           100,000  Aztar Corp., Sr. Sub. Notes, 7.875%, 06/15/14                                                          106,750
           250,000  Felcor Lodging LP., Sr. Notes, 9.000%, 06/01/11                                                        270,000
           275,000  Global Cash Account Finance, Sr. Sub Notes, 8.750%, 03/15/12                                           292,875
           100,000  Hard Rock Hotel, Inc., Sr. Notes, 8.875%, 06/01/13                                                     108,250
           200,000  Host Marriott LP., Sr. Notes, 7.125%, 11/01/13                                                         199,500
           200,000  Jacobs Entertainment, Sr. Notes, 11.875%, 02/01/09                                                     219,000
           175,000  Majestic Star Casino LLC.,  Sr. Notes, 9.500%, 10/15/10                                                183,969
           150,000  Resort International Hotel/Casino, Sr. Notes, 11.500%, 03/15/09                                        171,562
           175,000  River Rock Entertainment, Sr. Notes, 9.750%, 11/01/11                                                  192,500
           140,000  Riviera Holdings Corp., Sr. Notes, 11.000%, 06/15/10                                                   155,400
           225,000  Seneca Gaming Corp., Sr. Notes, 7.250%, 05/01/12                                                       225,000
           200,000  Wheeling Island Gaming, Sr. Notes, 10.125%, 12/15/09                                                   216,000
                                                                                                                --------------------
                                                                                                                         2,340,806
                                                                                                                --------------------

                    UTILITIES -- 8.1%
           200,000  AES Corporation, Sr. Notes, 9.000%, 05/15/15**                                                         221,000
           104,000  AES Corporation, Sr. Notes, 8.750%, 06/15/08                                                           110,500
           300,000  Allegheny Energy Supply, Sr. Notes, 8.250%, 04/15/12**                                                 319,500
           150,000  Aquila Inc., Sr. Notes, 9.950%, 02/01/11                                                               168,750
           475,000  Calpine Corp., Sr. Notes, 8.500%, 07/15/10**                                                           375,250
           200,000  CMS Energy Corp., Sr. Notes, 9.875%, 10/15/07                                                          218,000
            75,000  Dynegy Holding, Inc., Sr. Notes, 10.125%, 07/15/13**                                                    82,125
           200,000  Midwest Generation Ll C., Sr. Notes, 8.750%, 05/01/34                                                  224,000
           273,000  NRG Energy Inc., Sr. Notes, 8.000%, 12/15/13**                                                         290,062
            75,000  PSEG Energy Holding, Sr. Notes, 10.000%, 10/01/09                                                       84,563
           100,000  Texas Genco LLC Financing, Sr. Notes, 6.875%, 12/15/14**                                               100,750
                                                                                                                --------------------
                                                                                                                         2,194,500
                                                                                                                --------------------

                    WIRELESS COMMUNICATIONS -- 7.7%
           250,000  Alamosa Delaware, Inc., Sr. Notes, 8.500%, 01/31/12                                                    260,312
           100,000  American Tower Corp., Sr. Notes, 7.250%, 12/01/11                                                      103,750

CIM HIGH YIELD SECURITIES
PORTFOLIO OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)


       PRINCIPAL                                                                                                         VALUE
         AMOUNT                                                                                                        (NOTE 1)
     --------------                                                                                                 --------------

  CORPORATE BONDS AND NOTES -- (CONTINUED)
          $100,000  American Tower Corp., Sr. Notes., 7.125%, 10/15/12                                            $        100,000
           275,000  Crown Castle International Corp., Sr. Notes, 7.500%, 12/01/13                                          303,187
           350,000  Nextel Communications, Sr. Notes, 7.375%, 08/01/15                                                     371,438
           171,000  Nextel Partners, Inc., Sr. Notes, 12.500%, 11/15/09                                                    188,955
           150,000  Nextel Partners, Inc., Sr. Notes, 8.125%, 07/01/11                                                     160,125
           250,000  Rogers Wireless, Inc., Sr. Sub. Notes, 8.000%, 12/15/12                                                258,125
           150,000  Rural Cellular Corp., Sr. Notes, 9.875%, 02/01/10                                                      151,500
           150,000  Western Wireless Corp., Sr. Notes, 9.250%, 07/15/13                                                    171,750
                                                                                                                --------------------
                                                                                                                         2,069,142
                                                                                                                --------------------

                    WIRELINE -- 7.6%
           200,000  AT & T Corp., Sr. Notes, 9.050%, 11/15/11                                                              228,250
           200,000  Cincinnati Bell, Inc., Sr. Sub. Notes, 8.375%, 01/15/14                                                198,000
           150,000  Level 3 Communications, Sr. Notes, 11.250%, 03/15/10                                                   125,250
           250,000  MCI Inc., Sr. Sr. Notes, 8.735%, 05/01/14                                                              275,625
           275,000  Panamsat Corp., Sr. Notes, 9.000%, 08/15/14                                                            291,500
           200,000  Qwest Capital Funding, Sr. Notes, 7.900%, 08/15/10                                                     192,500
           675,000  Qwest Capital Funding, Sr. Notes, 7.000%, 08/03/09                                                     636,187
           100,000  Qwest Communications International, Sr. Notes, 7.250%, 02/15/11**                                       98,250
                                                                                                                --------------------
                                                                                                                         2,045,562
                                                                                                                --------------------

                    CABLE AND SATELLITE TELEVISION -- 6.7%
           250,000  Cablevision Systems Corp., Sr. Notes, 8.000%, 04/15/12**                                               258,125
           350,000  Charter Communications Holdings II, Sr. Notes, 10.250%, 09/15/10                                       358,750
            50,000  Charter Communications Holdings, Sr. Notes, 10.750%, 10/01/09                                           41,250
           350,000  Charter Communications Holdings, Sr. Notes, 10.250%, 01/15/10                                          282,625
           100,000  CSC Holdings, Inc., Sr. Notes, 7.250%, 07/15/08                                                        103,000
           150,000  GCI Inc., Sr. Notes, 7.250%, 02/15/14                                                                  146,250
           125,000  Insight Midwest, Sr. Notes, 10.500%, 11/01/10                                                          134,375
           150,000  Lodgenet Entertainment, Sr. Sub. Notes, 9.500%, 06/15/13                                               164,250
           100,000  Mediacom LLC., Sr. Notes, 9.500%, 01/15/13                                                             100,250
           200,000  NTL Cable PLC., Sr. Notes, 8.750%, 04/15/14**                                                          216,500
                                                                                                                --------------------
                                                                                                                         1,805,375
                                                                                                                --------------------

                    PUBLISHING & PRINTING -- 6.6%
           100,000  American Media Operation, Sr. Sub. Notes, 8.875%, 01/15/11                                             103,500
           100,000  American Media Operation, Sr. Sub. Notes, Series B, 10.250%, 05/01/09                                  103,500
           250,000  Cenveo Corp., Sr. Sub. Notes, 7.875%, 12/01/13                                                         224,375
           200,000  Dex Media Inc., Sr. Notes, 8.000%, 11/15/13                                                            208,000
           147,000  Dex Media West, Sr. Sub Notes, Series B, 9.875%, 08/15/13                                              164,640
           200,000  Houghton Mifflin Co., Sr. Sub. Notes, 9.875%, 02/01/13                                                 207,000
           100,000  Mail Well I, Corp.(Cenveo Corp.), Sr. Notes, 9.625%, 03/15/12                                          107,000
           400,000  Vertis, Inc., Sr. Notes, Series B, 10.875%, 06/15/09                                                   388,000
           300,000  WDAC Subsidiary Corp., Sr. Notes, 8.375%, 12/01/14**                                                   280,500
                                                                                                                --------------------
                                                                                                                         1,786,515
                                                                                                                --------------------

CIM HIGH YIELD SECURITIES
PORTFOLIO OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)


       PRINCIPAL                                                                                                         VALUE
         AMOUNT                                                                                                        (NOTE 1)
     --------------                                                                                                 --------------

  CORPORATE BONDS AND NOTES -- (CONTINUED)
                    INDUSTRIAL MACHINERY/COMPONENTS -- 6.6%
          $260,000  Case New Holland Inc., Sr. Notes, 9.250%, 08/01/11**                                          $        278,200
            50,000  Dresser Rand Group Inc., Sr. Sub. Notes, 7.375%, 11/01/14**                                             50,250
           150,000  Dresser, Inc., Sr. Sub. Notes, 9.375%, 04/15/11                                                        159,750
           100,000  JLG Industries, Inc., Sr. Sub Notes, 8.375%, 06/15/12                                                  107,000
           250,000  Mueller Group Inc.., Sr. Sub. Notes, 10.000%, 05/01/12                                                 271,250
           275,000  Sensus Metering Systems, Sr. Sub. Notes, 8.625%, 12/15/13                                              282,563
           150,000  Terex Corp., Sr. Sub. Notes, Series B, 10.375%, 04/01/11                                               163,875
           200,000  Trimas Corp. Sr. Sub. Notes, 9.875%, 06/15/12                                                          205,000
           260,000  Wesco Distribution, Inc., Sr. Sub. Notes, Series B, 9.125%, 06/01/08                                   267,909
                                                                                                                --------------------
                                                                                                                         1,785,797
                                                                                                                --------------------

                    BUILDING AND DEVELOPMENT -- 5.9%
           200,000  Associated Materials, Inc., Sr. Sub. Notes, 9.750%, 04/15/12                                           216,000
           250,000  Builders Firstsource Inc., Sr. Notes, 7.024%, 02/15/12**                                               247,500
           325,000  Ply Gem Industries Inc., Sr. Sub Notes, 9.000%, 02/15/12                                               308,750
           275,000  Thl Buildco (Nortek Inc) Sr. Sub. Notes, 8.500%, 09/01/14                                              266,750
           300,000  WCI Communities, Inc., Sr. Sub. Notes, 9.125%, 05/01/12                                                322,500
           200,000  William Lyon Homes, Sr. Notes, 10.750%, 04/01/13                                                       221,000
                                                                                                                --------------------
                                                                                                                         1,582,500
                                                                                                                --------------------

                    CONSUMER PRODUCTS -- 5.3%
           250,000  Amscan Holdings Inc., Sr. Sub. Notes, 8.750%, 05/01/14                                                 243,750
           175,000  Chattem Inc., Sr. Sub. Notes, 7.000%, 03/01/14                                                         176,750
           100,000  Jostens IH Corp., Sr. Notes, 7.625%, 10/01/12                                                           99,500
           225,000  Playtex Products, Inc. Sr. Sub Notes, 9.375%, 06/01/11                                                 235,125
           150,000  Rayovac Corp., Sr. Sub. Notes, 7.375%, 02/01/15**                                                      144,375
           275,000  Samsonite Corp., Sr. Sub. Notes, 8.875%, 06/01/11                                                      289,437
           225,000  Sealy Mattress Co., Sr. Sub. Notes, 8.250%, 06/15/14                                                   235,688
                                                                                                                --------------------
                                                                                                                         1,424,625
                                                                                                                --------------------

                    PIPE LINES/EX NATURAL GAS -- 5.2%
           100,000  El Paso CGP. Co., Sr. Notes, 7.625%, 09/01/08                                                          100,750
           100,000  El Paso CGP., Sr. Notes, 7.750%, 06/15/10                                                              100,500
           350,000  El Paso Corp., Sr. Notes, 7.875%, 06/15/12                                                             350,000
           195,000  El Paso Production Holding, Sr. Notes, 7.750%, 06/01/13                                                198,412
           150,000  Sonat, Inc., Sr. Notes, 7.625%, 07/15/11                                                               148,875
           200,000  Williams Cos., Inc., Sr. Notes, 8.125%, 03/15/12                                                       220,000
           275,000  Williams Cos., Inc., Sr. Notes, 7.625%, 07/15/19                                                       299,063
                                                                                                                --------------------
                                                                                                                         1,417,600
                                                                                                                --------------------

                    HEALTH CARE -- 5.1%
           225,000  HCA Inc., Sub. Notes, 6.750%, 07/15/13                                                                 231,589
           200,000  Iasis Healthcare Corp., Sr. Sub. Notes, 8.750%, 06/15/14                                               209,500
           200,000  Insight Health Services, Sr. Sub. Notes, Series B, 9.875%, 11/01/11                                    197,000
           175,000  Tenet Healthcare Corp., Sr. Notes, 9.875%, 07/01/14                                                    182,875

CIM HIGH YIELD SECURITIES
PORTFOLIO OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)



       PRINCIPAL                                                                                                         VALUE
         AMOUNT                                                                                                        (NOTE 1)
     --------------                                                                                                 --------------

  CORPORATE BONDS AND NOTES -- (CONTINUED)
          $150,000  Tenet Healthcare Corp., Sr. Notes, 9.250%, 02/01/15**                                         $        150,375
           100,000  Triad Hospitals, Inc.,  Sr. Sub. Notes, 7.000%, 11/15/13                                                98,750
           100,000  Vanguard Health Holdings II, Sr. Sub. Notes, 9.000%, 10/01/14                                          105,750
           200,000  VWR International Inc., Sr. Sub. Notes, 8.000%, 04/15/14                                               203,500
                                                                                                                --------------------
                                                                                                                         1,379,339
                                                                                                                --------------------

                    OIL AND GAS -- 3.5%
           100,000  Chesapeake Energy Corp., Sr. Notes, 7.000%, 08/15/14                                                   103,500
           250,000  Ferrellgas Partners L.P., Sr. Notes, 8.750%, 06/15/12                                                  261,250
           250,000  Sesi LLC., Sr. Notes, 8.875%, 05/15/11                                                                 268,125
           300,000  Transmontaigne, Inc., Sr. Sub. Notes, 9.125%, 06/01/10                                                 319,500
                                                                                                                --------------------
                                                                                                                           952,375
                                                                                                                --------------------

                    FINANCIAL INTERMEDIARIES -- 3.8%
           350,000  Americredit Corp., Sr. Notes, 9.250%, 05/01/09                                                         376,687
           200,000  Refco Finance Holdings,, 9.000%, 08/01/12**                                                            213,000
           200,000  Thornburg Mortgage, Sr. Sub. Notes, 8.000%, 05/15/13                                                   209,000
           200,000  Western Financial Bank, Sr. Sub. Notes, 9.625%, 05/15/12                                               223,000
                                                                                                                --------------------
                                                                                                                         1,021,687
                                                                                                                --------------------

                    FOOD/DRUG RETAILERS -- 3.7%
           100,000  B&G Foods Holding Corp., Sr. Notes, 8.000%, 10/01/11                                                   104,500
           275,000  Great Atlantic & Pacific Tea Co., Sr. Notes, 9.125%, 12/15/11                                          271,563
           100,000  Ingles Markets, Inc., Sr. Sub. Notes, 8.875%, 12/01/11                                                 103,000
           225,000  Jean Coutu Group PJC. Inc., Sr. Sub. Notes, 8.500%, 08/01/14                                           219,656
           100,000  Rite Aid Corp., Sr. Notes, 9.250%, 06/01/13                                                            100,000
           200,000  Strater Bros Holdings, Inc., Sr. Notes, 8.125%, 06/15/12                                               194,000
                                                                                                                --------------------
                                                                                                                           992,719
                                                                                                                --------------------

                    AUTO PARTS & ACCESSORIES -- 3.2%
           200,000  Delco Remy International, Inc., Sr. Sub. Notes, 11.000%, 05/01/09                                      185,000
           100,000  Dura Operating Corp., Sr. Sub. Notes, Series B, 8.625%, 04/15/12                                        92,750
           275,000  Goodyear Tire & Rubber Sr. Notes, 7.857%, 08/15/11                                                     266,750
           125,000  Navistar International, Sr. Notes, 7.500%, 06/15/11                                                    126,563
           175,000  Tenneco Automotive, Inc., Sr. Notes, Series B, 10.250%, 07/15/13                                       196,000
           200,000  Venture Holdings Trust, Sr. Notes, 11.000%, 06/01/07+                                                    2,250
                                                                                                                --------------------
                                                                                                                           869,313
                                                                                                                --------------------

                    CONTAINERS/PACKAGING -- 3.2%
           200,000  Berry Plastic, Sr. Sub. Notes, 10.750%, 07/15/12                                                       226,500
           225,000  Constar International, Sr. Sub Notes, 11.000%, 12/01/12                                                226,125
           100,000  Graham Packaging Co., Sr. Notes, 8.500%, 10/15/12**                                                    100,500
           100,000  Plastipak Holdings, Inc., Sr. Notes, 10.750%, 09/01/11                                                 111,500
           200,000  Solo Cup Company Sr. Sub. Notes, 8.500%, 02/15/14                                                      201,000
                                                                                                                --------------------
                                                                                                                           865,625
                                                                                                                --------------------

CIM HIGH YIELD SECURITIES
PORTFOLIO OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)


       PRINCIPAL                                                                                                         VALUE
         AMOUNT                                                                                                        (NOTE 1)
     --------------                                                                                                 --------------

  CORPORATE BONDS AND NOTES -- (CONTINUED)
                    PAPER & FOREST PRODUCTS -- 3.0%
          $200,000  Appleton Papers Inc., Sr. Notes, 8.125%, 06/15/11                                             $        207,500
           100,000  Boise Cascade LLC., Sr. Sub. Notes, 7.125%, 10/15/14**                                                 101,750
           175,000  Graphic Packaging International Sr. Sub. Notes, 9.500%, 08/15/13                                       186,375
           125,000  Millar Western Forest, Sr. Notes, 7.750%, 11/15/13                                                     124,375
           100,000  Tembec Industries Inc., Sr. Notes, 8.625%, 06/30/09                                                     97,000
           100,000  Tembec Industries, Inc., Sr. Notes, 8.500%, 02/01/11                                                    95,250
                                                                                                                --------------------
                                                                                                                           812,250
                                                                                                                --------------------

                    ELECTRONICS/ELECTRIC -- 2.1%
           225,000  Amkor Technologies Inc., Sr. Notes, 7.125%, 03/15/11                                                   190,687
           200,000  Celestica, Inc., Sr. Sub. Notes, 7.875%, 07/01/11                                                      203,500
           125,000  New Asat Finance Ltd., Sr. Notes, 9.250%, 02/01/11                                                     104,375
            75,000  Sanmina-SCI Corp., Sr. Notes, 6.750%, 03/01/13**                                                        70,688
                                                                                                                --------------------
                                                                                                                           569,250
                                                                                                                --------------------

                    LEISURE GOODS, ACTIVITIES, MOVIE -- 2.1%
           100,000  LCE Acquisition Corp., Sr. Notes, 9.000%, 08/01/14**                                                   100,000
           175,000  NCL Corp., Sr. Notes, 10.625%, 07/15/14**                                                              181,781
           300,000  Six Flags, Inc., Sr. Notes, 9.625%, 06/01/14                                                           278,250
                                                                                                                --------------------
                                                                                                                           560,031
                                                                                                                --------------------

                    ECOLOGICAL SERVICES AND EQUIPMENT -- 2.0%
           300,000  Allied Waste North America, Inc., Sr. Notes, Series B, Sr. Notes, 9.250%, 09/01/12                     322,500
           100,000  Allied Waste North America, Sr. Notes, 7.875%, 04/15/13                                                100,250
           100,000  Casella Waste Systems, Sr. Sub. Notes, 9.750%, 02/01/13                                                110,500
                                                                                                                --------------------
                                                                                                                           533,250
                                                                                                                --------------------

                    STEEL -- 1.6%
           225,000  Ak Steel Corp., Sr. Notes, 7.750%, 06/15/12                                                            217,688
           100,000  International Steel Group, Sr. Notes, 6.500%, 04/15/14                                                 102,500
           125,000  Ryerson Tull Inc., Sr. Notes, 8.250%, 12/15/11                                                         119,375
                                                                                                                --------------------
                                                                                                                           439,563
                                                                                                                --------------------

                    BROADCASTING -- 1.6%
           100,000  Nexstar Finance Inc., Sr. Sub. Notes, 7.000%, 01/15/14                                                  95,000
           200,000  Rainbow National Services LLC., Sr. Notes, 8.750%, 09/01/12**                                          216,000
           125,000  Sinclair Broadcast Group, Sr. Sub. Notes, 8.000%, 03/15/12                                             128,125
                                                                                                                --------------------
                                                                                                                           439,125
                                                                                                                --------------------

                    RETAIL -- 1.5%
           150,000  CSK Auto Inc., Sr. Notes, 7.000%, 01/15/14                                                             142,313
           100,000  Finlay Fine Jewelry Corp., Sr. Notes, 8.375%, 06/01/12                                                  95,000
           175,000  Petro Shopping Center, Sr. Notes, 9.000%, 02/15/12                                                     181,125
                                                                                                                --------------------
                                                                                                                           418,438
                                                                                                                --------------------

CIM HIGH YIELD SECURITIES
PORTFOLIO OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)


       PRINCIPAL                                                                                                         VALUE
         AMOUNT                                                                                                        (NOTE 1)
     --------------                                                                                                 --------------

  CORPORATE BONDS AND NOTES -- (CONTINUED)
                    FOOD SERVICE -- 1.4%
          $200,000  Buffets, Inc., Sr. Sub. Notes, 11.250%, 07/15/10                                              $        212,000
           175,000  Friendly Ice Cream Corp., Sr. Notes, 8.375%, 06/15/12                                                  167,125
                                                                                                                --------------------
                                                                                                                           379,125
                                                                                                                --------------------

                    AEROSPACE/DEFENSE -- 1.4%
           100,000  BE Aerospace Inc., Sr. Sub. Notes, Series B, 8.875%, 05/01/11                                          101,750
           150,000  BE Aerospace, Sr. Sub. Notes, Series B, 8.000%, 03/01/08                                               149,625
           125,000  K & F Acquisition, Inc., Sr. Sub. Notes, 7.750%, 11/15/14**                                            121,875
                                                                                                                --------------------
                                                                                                                           373,250
                                                                                                                --------------------

                    OFFICE/BUSINESS EQUIPMENT -- 1.3%
           300,000  Xerox Corp., Sr. Notes, 9.750%, 01/15/09                                                               339,750
                                                                                                                --------------------

                    EQUIPMENT LEASING -- 1.0%
           125,000  United Rentals Inc., Sr. Sub. Notes, 7.000%, 02/15/14                                                  115,000
           150,000  United Rentals N.A. Inc., Sr. Sub. Notes, 7.750%, 11/15/13                                             146,250
                                                                                                                --------------------
                                                                                                                           261,250
                                                                                                                --------------------

                    SOFTWARE/SERVICES -- 0.8%
           200,000  UGS Corp., Sr. Sub. Notes, 10.000%, 06/01/12                                                           222,000
                                                                                                                --------------------

                    AGRICULTURAL PRODUCTION - CROPS -- 0.8%
           200,000  Hines Nurseries, Inc.. Sr. Notes, 10.250%, 10/01/11                                                    217,000
                                                                                                                --------------------

                    PERSONAL SERVICES -- 0.8%
           100,000  Service Corp. International, Sr. Notes, 7.700%, 04/15/09                                               103,500
           100,000  Service Corp. International, Sr. Notes, 7.700%, 04/15/09                                               103,500
                                                                                                                --------------------
                                                                                                                           207,000
                                                                                                                --------------------

                    PROPERTY - CASUALTY INSURANCE -- 0.7%
           175,000  Crum & Forster Holding Corp., Sr. Notes, 10.375%, 06/15/13                                             196,875
                                                                                                                --------------------

                    METALS/MINERALS -- 0.6%
           175,000  Novelis Inc. Sr. Notes, 7.250%, 02/15/15                                                               172,375
                                                                                                                --------------------

                    INSURANCE -- 0.6%
           175,000  Fairfax Financial Holdings, Sr. Notes, 7.750%, 04/26/12                                                169,750
                                                                                                                --------------------

                    APPAREL  & TEXTILES -- 0.4%
           100,000  Phillips Van-Heusen, Sr. Notes, 8.125%, 05/01/13                                                       105,250
                                                                                                                --------------------

                    MARINE TRANSPORTATION -- 0.3%
           100,000  Great Lakes Dredge & Dock, Sr. Sub Notes, 7.750%, 12/15/13                                              83,500
                                                                                                                --------------------

                    AIRLINES -- 0.3%
           100,000  Northwest Airlines, Inc., Sr. Notes, 9.875%, 03/15/07                                                   75,000
                                                                                                                --------------------

CIM HIGH YIELD SECURITIES
PORTFOLIO OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)


       PRINCIPAL                                                                                                         VALUE
         AMOUNT                                                                                                        (NOTE 1)
     --------------                                                                                                 --------------

  CORPORATE BONDS AND NOTES -- (CONTINUED)
                    TELECOMMUNICATIONS EQUIPMENT -- 0.2%

           $75,000  Lucent Technologies, Sr. Notes, 6.450%, 03/15/29                                              $         65,063
                                                                                                                --------------------
                    TOTAL CORPORATE BONDS AND NOTES
                      (Cost $33,004,129)                                                                                33,587,462
                                                                                                                --------------------

  FOREIGN BONDS -- 6.3%

                    OIL & GAS -- 1.8%
           200,000  Gazprom International SA., Sr. Notes, 7.201%, 02/01/20**                                               204,500
           100,000  Morgan Stanley (Gazprom), Sr. Notes, 9.625%, 03/01/13**                                                114,750
           175,000  Petrobras International Finance, Sr. Notes, 7.750%, 09/15/14                                           172,375
                                                                                                                --------------------
                                                                                                                           491,625
                                                                                                                --------------------

                    FOREST PRODUCTS & PAPER -- 1.2%
           300,000  Kappa Beheer BV, Sr. Sub. Notes, 10.625%, 07/15/09                                                     317,250
                                                                                                                --------------------

                    TELECOMMUNICATIONS EQUIPMENT -- 1.0%
           175,000  Intelsat Bermuda Ltd., Sr. Notes, 8.625%, 01/15/15**                                                   179,375
           100,000  Intelsat Bermuda Ltd., Sr. Notes, 7.794%, 01/15/12**                                                   102,000
                                                                                                                --------------------
                                                                                                                           281,375
                                                                                                                --------------------

                    CONTAINERS/PACKAGING -- 1.0%
           225,000  Crown Euro Holdings SA., Sr. Notes, 10.875%, 03/01/13                                                  262,125
                                                                                                                --------------------

                    UTILITIES -- 0.7%
           250,000  Calpine Corp., Sr. Notes, 8.500%, 05/01/08                                                             178,750
                                                                                                                --------------------

                    CHEMICALS AND PLASTICS -- 0.6%
           150,000  Acetex Corp., Sr. Notes, 10.875%, 08/01/09                                                             160,500
                                                                                                                --------------------
                    TOTAL FOREIGN BONDS
                      (Cost $1,693,074)                                                                                  1,691,625
                                                                                                                --------------------

  SHORT TERM OBLIGATIONS -- 0.4%
            95,000  United Sates Treasury Bill, 2.570%***, 04/07/05                                                         94,959
                                                                                                                --------------------
                    TOTAL SHORT TERM OBLIGATIONS
                      (Cost $94,959)                                                                                        94,959
                                                                                                                --------------------

  TOTAL INVESTMENTS (Cost $34,792,162)                                                               131.0%             35,374,046

  OTHER ASSETS AND LIABILITIES (NET)                                                                 (31.0%)            (8,361,550)
                                                                                                   --------     --------------------

  NET ASSETS                                                                                         100.0%       $     27,012,496
                                                                                                   ========     ====================

** Security purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities is $5,637,471.

*** Rate represents annualized yield at date of purchase.

+   Securities in default.

^ Variable rate security -- the interest rate shown is the rate at March 31, 2005.

At March 31, 2005, the Fund's credit quality allocation was as follows:

STANDARD & POOR'S CREDIT RATING (UNAUDITED)
-------------------------------------------
BBB .....................................     .57
BB ......................................   11.76
B .......................................   71.67
CCC .....................................   15.63
CC ......................................     .35
Not Rated ...............................     .02


ITEM 2. CONTROLS AND PROCEDURES.

    (a)The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b)There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CIM High Yield Securities
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ George Baumann
                         -------------------------------------------------------
                          George Baumann, President
                          (principal executive officer)

Date              May 23, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George Baumann
                         -------------------------------------------------------
                           George Baumann, President
                           (principal executive officer)

Date              May 23, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Cindy Cameron
                         -------------------------------------------------------
                           Cindy Cameron, Treasurer
                           (principal financial officer)

Date              May 23, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.